INCOME TAXES - Summary of Deferred Income Tax Recovery (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 50	$ (15)	$ (75)
Other	0	5	(17)
Revaluation surplus
Origination and reversal of temporary differences	(1,544)	77	(881)
Relating to changes in tax rates / imposition of new tax laws	0	1	34
Total deferred income taxes	$ (1,494)	$ 68	$ (939)